SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC insured limit	$ 250,000
Cash and cash equivalents limits	$ 916,596	$ 5,604,382
Conversion Price for Preferred Stock	$ 3.25